COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2023 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	1.1%
MASTER LIMITED PARTNERSHIPS	0.6%
Kayne Anderson Energy Infrastructure Fund		48,910	$444,103

U.S. GENERAL EQUITY	0.5%
Adams Diversified Equity Fund, Inc.		23,010	358,035

TOTAL CLOSED-END FUNDS (Identified cost—$858,998)			802,138

COMMON STOCK	49.1%
AIRPORTS—FOREIGN	1.3%
Aena SME SA, 144A (Spain)(a),(b)		2,606	391,549
Airports of Thailand PCL (Thailand)(b)		45,400	102,382
Auckland International Airport Ltd. (New Zealand)(b)		19,704	108,442
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Mexico)		5,774	99,449
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)		8,419	228,121

			929,943

COMMUNICATIONS	5.2%
SATELLITES—FOREIGN	0.4%
SES SA (Luxembourg)		41,742	323,923

TOWERS	3.6%
American Tower Corp.		5,004	1,117,843
Crown Castle, Inc.		4,916	728,109
SBA Communications Corp.		2,677	796,488

			2,642,440

TOWERS—FOREIGN	1.2%
Cellnex Telecom SA, 144A (Spain)(a)		22,310	874,284

TOTAL COMMUNICATIONS			3,840,647

CONSUMER STAPLES—FOREIGN	0.3%
Salmar ASA (Norway)		5,525	256,911

CONSUMER—NON-CYCLICAL—AGRICULTURE	0.5%
Bunge Ltd.		3,892	385,697

ELECTRIC	1.1%
CenterPoint Energy, Inc.		15,166	456,800
Evergy, Inc.		3,170	198,600
Eversource Energy		1,857	152,887

			808,287

		Shares	Value
ELECTRIC—FOREIGN	1.9%
Hydro One Ltd., 144A (Canada)(a)		9,320	$254,828
National Grid PLC (United Kingdom)		86,431	1,098,788
Power Assets Holdings Ltd. (Hong Kong)		14,000	79,215

			1,432,831

ENERGY	1.2%
GAS—DISTRIBUTION—FOREIGN	0.5%
ENN Energy Holdings Ltd., (H shares) (China)		25,300	381,188

OIL & GAS—FOREIGN	0.7%
Suncor Energy, Inc. (Canada)		13,750	477,227

TOTAL ENERGY			858,415

INFRASTRUCTURE—FOREIGN	0.5%
Atlas Arteria Ltd. (Australia)(c)		71,084	345,712

MARINE PORTS—FOREIGN	0.4%
International Container Terminal Services, Inc. (Philippines)		17,760	67,516
Santos Brasil Participacoes SA (Brazil)		119,836	207,977

			275,493

MATERIALS—METALS & MINING—FOREIGN	2.2%
Agnico Eagle Mines Ltd. (Canada)		9,333	527,061
BHP Group Ltd. (Australia)		30,621	1,072,413

			1,599,474

PIPELINES	3.0%
Cheniere Energy, Inc.		4,186	639,579
DT Midstream, Inc.		5,157	281,882
Equitrans Midstream Corp.		10,818	78,430
ONEOK, Inc.		9,767	668,844
Targa Resources Corp.		6,005	450,495
Williams Cos., Inc./The		3,307	106,618

			2,225,848

PIPELINES—FOREIGN	4.4%
Enbridge, Inc. (Canada)		25,630	1,049,433
Gibson Energy, Inc. (Canada)		11,927	213,611
Pembina Pipeline Corp. (Canada)		22,294	791,026
TC Energy Corp. (Canada)		25,746	1,109,329
Tidewater Renewables Ltd. (Canada)(b)		10,437	88,482

			3,251,881

		Shares	Value
RAILWAYS	0.3%
CSX Corp.		7,852	$242,784

RAILWAYS—FOREIGN	0.8%
Canadian Pacific Railway Ltd. (Canada)		1,585	125,104
Qube Holdings Ltd. (Australia)		135,263	294,126
West Japan Railway Co. (Japan)		3,800	159,138

			578,368

REAL ESTATE	17.4%
DATA CENTERS	1.6%
Digital Realty Trust, Inc.		9,284	1,064,132
Equinix, Inc.		169	124,744

			1,188,876

DATA CENTERS—FOREIGN	0.1%
Digital Core REIT Management Pte. Ltd. (Singapore)		84,868	53,640

DIVERSIFIED—FOREIGN	2.3%
British Land Co., PLC/The (United Kingdom)		14,592	79,860
Capitaland Investment Ltd. (Singapore)		35,800	108,460
Charter Hall Group (Australia)		14,950	147,206
CK Asset Holdings Ltd. (Hong Kong)		12,500	79,919
Covivio (France)		692	47,502
Hang Lung Properties Ltd. (Hong Kong)		53,000	99,934
ICADE (France)		1,623	77,093
Ingenia Communities Group (Australia)		28,246	93,022
Merlin Properties Socimi SA (Spain)		9,111	89,039
Mitsubishi Estate Co., Ltd. (Japan)		7,700	98,969
Mitsui Fudosan Co., Ltd. (Japan)		11,600	217,426
Sumitomo Realty & Development Co., Ltd. (Japan)		6,957	169,591
Sun Hung Kai Properties Ltd. (Hong Kong)		14,000	198,543
United Urban Investment Corp. (Japan)		100	113,790
Warehouses De Pauw CVA (Belgium)		1,975	62,631

			1,682,985

ELECTRIC—FOREIGN	0.1%
Daiwa House REIT Investment Corp. (Japan)(b)		46	100,084

HEALTH CARE	1.3%
Healthcare Realty Trust, Inc., Class A		6,258	134,735
Healthpeak Properties, Inc.		2,446	67,216
Welltower, Inc.		9,747	731,415

			933,366

		Shares	Value
HEALTH CARE—FOREIGN	0.2%
Assura PLC (United Kingdom)		31,616	$21,730
HealthCo REIT (Australia)		38,008	43,730
Parkway Life Real Estate Investment Trust (Singapore)		35,026	108,408

			173,868

HOTEL	0.3%
Xenia Hotels & Resorts, Inc.		15,692	233,811

HOTEL—FOREIGN	0.2%
CapitaLand Ascott Trust (Singapore)(c)		41,000	34,757
Japan Hotel REIT Investment Corp. (Japan)		106	67,170
Pandox AB (Sweden)(b)		3,530	48,601

			150,528

INDUSTRIALS	1.9%
Americold Realty Trust, Inc.		8,201	257,594
Prologis, Inc.		8,669	1,120,728

			1,378,322

INDUSTRIALS—FOREIGN	0.9%
CapitaLand Ascendas REIT (Singapore)		33,100	72,841
Catena AB (Sweden)		1,951	81,622
Frasers Logistics & Commercial Trust (Singapore)		78,100	75,171
Goodman Group (Australia)		7,727	110,214
Nippon Prologis REIT, Inc. (Japan)(b)		49	111,188
Segro PLC (United Kingdom)		6,181	63,625
Sirius Real Estate Ltd. (Germany)		53,113	55,331
Tritax Big Box REIT PLC (United Kingdom)		31,592	60,870
Urban Logistics REIT PLC (United Kingdom)		31,245	55,277

			686,139

NET LEASE	0.8%
NETSTREIT Corp.		6,004	120,860
Realty Income Corp.		4,720	320,158
Spirit Realty Capital, Inc.		3,330	146,120

			587,138

NET LEASE—FOREIGN	0.2%
ARGAN SA (France)		1,223	103,946
LXI REIT PLC (United Kingdom)		23,631	32,893

			136,839

		Shares	Value
OFFICE	0.4%
Cousins Properties, Inc.		3,428	$93,996
Highwoods Properties, Inc.		6,041	183,465

			277,461

OFFICE—FOREIGN	0.2%
Dexus (Australia)		11,511	66,741
Great Portland Estates PLC (United Kingdom)		5,563	39,058
Kenedix Office Investment Corp. (Japan)		20	47,511
Wihlborgs Fastigheter AB (Sweden)		3,190	26,264

			179,574

RESIDENTIAL	3.5%
APARTMENT	1.4%
Apartment Income REIT Corp.		6,637	253,932
Camden Property Trust		2,111	260,096
Essex Property Trust, Inc.		265	59,908
Mid-America Apartment Communities, Inc.		1,869	311,600
UDR, Inc.		3,797	161,714

			1,047,250

APARTMENT—FOREIGN	1.0%
Advance Residence Investment Corp. (Japan)		39	95,268
Aedifica SA (Belgium)		396	34,750
Invincible Investment Corp. (Japan)		274	116,853
Japan Metropolitan Fund Invest (Japan)		171	132,197
LEG Immobilien SE (Germany)		2,495	195,044
UNITE Group PLC/The (United Kingdom)		2,030	25,008
Wharf Real Estate Investment Co., Ltd. (Hong Kong)		27,000	154,566

			753,686

MANUFACTURED HOME	0.4%
Sun Communities, Inc.		1,904	298,662

SINGLE FAMILY	0.7%
Invitation Homes, Inc.		15,778	512,785

TOTAL RESIDENTIAL			2,612,383

RETAIL—FOREIGN	0.8%
Eurocommercial Properties NV (Netherlands)		1,597	39,990
Klepierre SA (France)(b)		6,342	160,962
Link REIT (Hong Kong)		27,283	218,383
Mercialys SA (France)		8,162	90,646

		Shares	Value
RioCan Real Estate Investment Trust (Canada)		4,903	$85,049

			595,030

SELF STORAGE	1.1%
CubeSmart		3,834	175,559
Life Storage, Inc.		2,341	252,921
Public Storage		1,379	419,685

			848,165

SELF STORAGE—FOREIGN	0.3%
National Storage REIT (Australia)		30,751	50,608
Safestore Holdings PLC (United Kingdom)		11,426	142,273

			192,881

SHOPPING CENTERS	1.2%
COMMUNITY CENTER	0.5%
Kite Realty Group Trust		15,230	330,491

REGIONAL MALL	0.7%
Simon Property Group, Inc.		4,265	547,882

TOTAL SHOPPING CENTERS			878,373

TOTAL REAL ESTATE			12,889,463

TOLL ROADS—FOREIGN	2.3%
Transurban Group (Australia)c		26,342	258,261
Vinci SA (France)		11,498	1,299,154
Zhejiang Expressway Co., Ltd., (H Shares) (China)		150,000	129,529

			1,686,944

UTILITIES	6.3%
ELECTRIC	3.4%
Consolidated Edison, Inc.		3,437	327,581
Exelon Corp.		17,753	748,999
NextEra Energy, Inc.		1,048	78,212
PG&E Corp.(b)		7,920	125,928
PPL Corp.		8,899	263,410
Sempra Energy		5,912	947,871

			2,492,001

ELECTRIC—FOREIGN	1.0%
E.ON SE (Germany)		18,506	201,769
Enel SpA (Italy)		64,956	382,469

		Shares	Value
RWE AG (Germany)		4,357	$193,969

			778,207

GAS—DISTRIBUTION	1.2%
Atmos Energy Corp.		2,650	311,481
NiSource, Inc.		20,039	556,082

			867,563

MULTI-UTILITIES	0.2%
DTE Energy Co.		1,437	167,224

WATER	0.3%
Essential Utilities, Inc.		4,323	202,014

WATER—FOREIGN	0.2%
Guangdong Investment Ltd., (H shares) (China)		178,000	193,382

TOTAL UTILITIES			4,700,391

TOTAL COMMON STOCK (Identified cost—$33,620,123)			36,309,089

EXCHANGE-TRADED FUNDS—U.S. EQUITY	0.7%
Invesco Financial Preferred ETF		34,057	549,339

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$509,360)			549,339

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES—ELECTRIC	0.2%
Constellation Energy Corp.		1,397	119,248

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$119,859)			119,248

PREFERRED SECURITIES—$25 PAR VALUE	8.4%
BANKS	3.6%
Bank of America Corp., 5.375%, Series KK(d)		3,679	88,811
Bank of America Corp., 4.375%, Series NN(d)		9,572	191,440
Bank of America Corp., 4.125%, Series PP(d)		15,788	299,656
Bank of America Corp., 4.25%, Series QQ(d)		8,969	173,550
Bank of America Corp., 4.75%, Series SS(d)		3,320	72,210
Dime Community Bancshares, Inc., 5.50%(d)		5,287	114,728
First Horizon Corp., 6.50%(d)		2,115	53,933
First Republic Bank/CA, 4.00%, Series M(d)		20,435	373,552
First Republic Bank/CA, 4.50%, Series N(d)		9,687	192,287
Fulton Financial Corp., 5.125%, Series A(d)		4,402	93,102

		Shares	Value
JPMorgan Chase & Co., 4.75%, Series GG(d)		4,275	$94,050
KeyCorp., 6.20% to 12/15/27, Series H(d),(e)		1,450	37,164
PacWest Bancorp, 7.75% to 9/1/27, Series A(d),(e)		1,354	35,042
Signature Bank/New York NY, 5.00%, Series a(d)		2,483	47,078
Truist Financial Corp., 4.75%, Series R(d)		4,307	95,615
Wells Fargo & Co., 4.25%, Class DD(d)		4,772	93,102
Wells Fargo & Co., 4.70%, Series AA(d)		4,597	99,203
Wells Fargo & Co., 4.375%, Series CC(d)		5,880	118,070
Wells Fargo & Co., 5.625%, Series Y(d)		3,752	92,674
Wells Fargo & Co., 4.75%, Series Z(d)		13,318	282,741
Western Alliance Bancorp, 4.25% to 9/30/26, Series A(d),(e)		2,503	53,739

			2,701,747

ELECTRIC	0.3%
CMS Energy Corp., 5.625%, due 3/15/78		3,805	93,984
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(d),(e)		6,561	145,851

			239,835

ELECTRIC—FOREIGN	0.3%
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		1,861	37,481
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(d)		9,106	183,486

			220,967

FINANCIAL	0.5%
DIVERSIFIED FINANCIAL SERVICES	0.4%
Carlyle Finance LLC, 4.625%, due 5/15/61		2,551	49,183
Oaktree Capital Group LLC, 6.55%, Series B(d)		7,222	173,111
Synchrony Financial, 5.625%, Series A(d)		1,874	37,124

			259,418

INVESTMENT BANKER/BROKER	0.1%
Morgan Stanley, 6.50%, Series P(d)		4,021	104,707

TOTAL FINANCIAL			364,125

INSURANCE	2.0%
LIFE/HEALTH INSURANCE	1.1%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(d),(e)		1,595	40,625
Athene Holding Ltd., 5.625%, Series B(d)		3,816	89,600
Athene Holding Ltd., 4.875%, Series D(d)		9,556	191,215
Athene Holding Ltd., 7.75% to 12/30/27, Series E(d),(e)		4,652	122,766
Brighthouse Financial, Inc., 5.375%, Series C(d)		4,497	91,289
CNO Financial Group, Inc., 5.125%, due 11/25/60		2,483	45,141
Equitable Holdings, Inc., 5.25%, Series A(d)		1,004	22,710
Equitable Holdings, Inc., 4.30%, Series C(d)		1,045	20,566

		Shares	Value
Lincoln National Corp., 9.00%, Series D(d)		6,400	$184,000

			807,912

MULTI-LINE	0.1%
Kemper Corp., 5.875% to 3/15/27, due 3/15/62(e)		3,025	69,212

MULTI-LINE—FOREIGN	0.1%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		4,044	91,597

PROPERTY CASUALTY	0.1%
Enstar Group Ltd., 7.00% to 9/1/28, Series D(d),(e)		4,273	102,680

REINSURANCE	0.4%
Arch Capital Group Ltd., 4.55%, Series G(d)		5,784	115,622
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(e)		6,555	174,625

			290,247

REINSURANCE—FOREIGN	0.2%
RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(d)		2,297	55,496
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(d)		5,222	94,936

			150,432

TOTAL INSURANCE			1,512,080

INTEGRATED TELECOMMUNICATIONS SERVICES	0.7%
AT&T, Inc., 5.35%, due 11/1/66		3,809	91,454
Telephone and Data Systems, Inc., 6.625%, Series UU(d)		3,953	76,491
Telephone and Data Systems, Inc., 6.00%, Series VV(d)		8,525	147,653
United States Cellular Corp., 5.50%, due 3/1/70		1,928	35,764
United States Cellular Corp., 5.50%, due 6/1/70		3,621	67,749
United States Cellular Corp., 6.25%, due 9/1/69		3,295	65,175

			484,286

PIPELINES	0.2%
Energy Transfer LP, 7.60% to 5/15/24, Series E(d),(e)		6,122	146,928

PIPELINES—FOREIGN	0.2%
Enbridge, Inc., 5.949% to 6/1/23, Series 1 (Canada)(d),(e)		2,156	48,445
Enbridge, Inc., 5.858% to 9/1/27, Series L (Canada)(d),(e)		1,937	38,876
TC Energy Corp., 3.351% to 11/30/25, Series 11 (Canada)(d),(e)		3,054	40,328

			127,649

REAL ESTATE—OFFICE	0.1%
Brookfield Property Partners LP, 5.75%, Series A(d)		4,462	81,387

		Shares	Value
Brookfield Property Preferred LP, 6.25%, due 7/26/81		990	$18,840

			100,227

UTILITIES—ELECTRIC—FOREIGN	0.5%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(e)		7,210	179,890
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(e)		3,707	86,002
Brookfield BRP Holdings Canada, Inc., 4.625%, due 4/30/26 (Canada)		2,618	46,522
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(d)		2,422	44,419

			356,833

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$6,452,135)			6,254,677

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	38.8%
BANKS	7.5%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(d),(e)		$17,000	14,036
Ally Financial, Inc., 4.70% to 5/15/28, Series C(d),(e)		207,000	159,390
Bank of America Corp., 4.375% to 1/27/27, Series RR(d),(e)		36,000	32,764
Bank of America Corp., 5.875% to 3/15/28, Series FF(d),(e)		198,000	189,832
Bank of America Corp., 6.10% to 3/17/25, Series AA(d),(e)		205,000	205,594
Bank of America Corp., 6.125% to 4/27/27, Series TT(d),(e)		145,000	145,507
Bank of America Corp., 6.25% to 9/5/24, Series X(d),(e)		409,000	409,769
Bank of America Corp., 6.30% to 3/10/26, Series DD(d),(e)		74,000	75,236
Bank of America Corp., 6.50% to 10/23/24, Series Z(d),(e)		140,000	141,045
Bank of New York Mellon Corp./The, 3.75% to 12/20/26, Series I(d),(e)		20,000	17,426
Capital One Financial Corp., 3.95% to 9/1/26, Series M(d),(e)		41,000	35,688
Citigroup, Inc., 3.875% to 2/18/26(d),(e)		307,000	281,028
Citigroup, Inc., 4.00% to 12/10/25, Series W(d),(e)		153,000	141,929
Citigroup, Inc., 5.00% to 9/12/24, Series U(d),(e)		79,000	75,642
Citigroup, Inc., 5.95% to 5/15/25, Series P(d),(e)		378,000	368,843
Citigroup, Inc., 6.25% to 8/15/26, Series T(d),(e)		207,000	208,871
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(d),(e)		85,000	84,148
CoBank ACB, 6.45% to 10/1/27, Series K(d),(e)		130,000	131,579
Comerica, Inc., 5.625% to 7/1/25(d),(e)		73,000	71,747

		Principal Amount		Value
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (TruPS)(a)		$100,000		$108,500
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(d),(e)		125,000		117,500
First Horizon Bank, 5.66% (3 Month US LIBOR + 0.85%, Floor 3.75%), 144A (FRN)(a),(d),(f)		50	†	41,750
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)		69,000		74,442
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(d),(e)		206,000		179,653
Goldman Sachs Group, Inc./The, 3.80% to 5/10/26, Series T(d),(e)		105,000		92,056
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(d),(e)		42,000		37,411
Huntington Bancshares, Inc./OH., 5.625% to 7/15/30, Series F(d),(e)		90,000		88,848
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(d),(e)		40,000		38,925
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(d),(e)		55,000		54,897
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(d),(e)		70,000		70,700
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(d),(e)		138,000		139,477
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series V(d),(e)		182,000		182,510
SVB Financial Group, 4.00% to 5/15/26, Series C(d),(e)		210,000		168,392
SVB Financial Group, 4.25% to 11/15/26, Series D(d),(e)		210,000		168,189
SVB Financial Group, 4.70% to 11/15/31, Series E(d),(e)		110,000		84,700
Truist Financial Corp., 4.95% to 9/1/25, Series P(d),(e)		71,000		70,468
Truist Financial Corp., 5.10% to 3/1/30, Series Q(d),(e)		117,000		113,958
US Bancorp, 5.30% to 4/15/27, Series J(d),(e)		35,000		32,573
US Bancorp, 5.85% (3 Month US LIBOR + 1.20%, Floor 3.50%), Series A (FRN)(d),(f)		44	†	35,310
USB Capital IX, 5.812% (3 Month US LIBOR + 1.02%, Floor 3.50%) (FRN) (TruPS)(d),(f)		15,000		12,433
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(d),(e)		755,000		696,487
Wells Fargo & Co., 5.875% to 6/15/25, Series U(d),(e)		172,000		171,604

				5,570,857

BANKS—FOREIGN	12.6%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(d),(e),(g),(h)		200,000		200,306
Banco de Sabadell SA, 9.375% to 7/18/28, (Spain)(d),(e),(g),(h)		200,000		226,644
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32, 144A (Mexico)(a),(d),(e),(h)		200,000		176,861
Banco Santander SA, 4.75% to 11/12/26 (Spain)(d),(e),(h)		200,000		174,034
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(d),(e),(g),(h)		200,000		217,467

	Principal Amount	Value
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(d),(e)	$140,000	$136,312
Bank of Nova Scotia/The, 8.625% to 10/27/27, due 10/27/82 (Canada)(e)	200,000	213,094
Barclays Bank PLC, 6.278% to 12/15/34 (United Kingdom)(d),(e)	100,000	99,754
Barclays PLC, 4.375% to 3/15/28 (United Kingdom)(d),(e),(h)	200,000	163,066
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(d),(e),(h)	200,000	191,248
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(d),(e),(h)	200,000	201,330
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(d),(e),(h)	200,000	199,750
BNP Paribas SA, 4.625% to 1/12/27, 144A (France)(a),(d),(e),(h)	200,000	175,500
BNP Paribas SA, 7.375% to 6/11/30 (France)(d),(e),(g),(h)	200,000	222,969
BNP Paribas SA, 7.75% to 8/16/29, 144A (France)(a),(d),(e),(h)	400,000	415,000
BNP Paribas SA, 9.25% to 11/17/27, 144A (France)(a),(d),(e),(h)	200,000	217,700
CaixaBank SA, 5.875% to 10/9/27 (Spain)(d),(e),(g),(h)	200,000	202,819
Credit Agricole SA, 4.75% to 3/23/29, 144A (France)(a),(d),(e),(h)	200,000	170,580
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(d),(e),(h)	200,000	150,500
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(d),(e),(h)	400,000	325,000
Credit Suisse Group AG, 9.75% to 6/23/27, 144A (Switzerland)(a),(d),(e),(h)	200,000	194,500
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)(d),(e),(g),(h)	200,000	194,756
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(d),(e),(h)	200,000	182,531
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(d),(e),(g),(h)	200,000	233,221
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(d),(e)	120,000	151,200
HSBC Holdings PLC, 4.70% to 3/9/31 (United Kingdom)(d),(e),(h)	200,000	170,050
ING Groep N.V., 4.25% to 5/16/31, Series NC10 (Netherlands)(d),(e),(h)	200,000	151,238
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)(d),(e),(g),(h)	400,000	335,464
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(d),(e),(h)	200,000	189,413
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(d),(e),(h)	400,000	378,599
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(d),(e),(h)	200,000	198,550
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(d),(e),(g),(h)	200,000	228,205
Natwest Group PLC, 4.60% to 6/28/31 (United Kingdom)(d),(e),(h)	200,000	153,750
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(d),(e),(h)	200,000	191,500

		Principal Amount	Value
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(d),(e),(h)		$200,000	$202,491
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(d),(e),(g),(h)		200,000	200,335
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(d),(e),(h)		200,000	172,486
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(d),(e),(h)		200,000	186,741
Societe Generale SA, 7.875% to 1/18/29, Series EMTN (France)(d),(e),(g),(h)		100,000	112,724
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(d),(e),(h)		200,000	202,625
Societe Generale SA, 9.375% to 11/22/27, 144A (France)(a),(d),(e),(h)		200,000	215,250
Toronto-Dominion Bank/The, 8.125% to 10/31/27, due 10/31/82 (Canada)(e)		200,000	212,750
UBS Group AG, 4.875% to 2/12/27, 144A (Switzerland)(a),(d),(e),(h)		200,000	180,280
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(d),(e),(g),(h)		200,000	190,261
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(d),(e),(g),(h)		200,000	199,065
UniCredit SpA, 8.00% to 6/3/24 (Italy)(d),(e),(g),(h)		200,000	198,125

			9,306,044

ELECTRIC	1.7%
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(e)		215,000	184,511
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(e)		91,000	82,988
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(d),(e)		247,000	222,300
Duke Energy Corp., 4.875% to 9/16/24(d),(e)		200,000	193,197
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(e)		173,000	151,003
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(e)		290,000	276,611
Southern Co./The, 5.113%, due 8/1/27		130,000	132,337

			1,242,947

ELECTRIC—FOREIGN	1.3%
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(d),(e)		100,000	97,400
Electricite de France SA, 7.50% to 9/6/28, Series EMTN (France)(d),(e),(g)		200,000	223,283

		Principal Amount	Value
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(e)		$628,000	$619,135

			939,818

FINANCIAL	2.6%
CREDIT CARD	0.2%
American Express Co., 3.55% to 9/15/26, Series D(d),(e)		147,000	130,433

DIVERSIFIED FINANCIAL SERVICES	0.3%
Aircastle Ltd., 5.25% to 6/15/26, Series A, 144A(a),(d),(e)		60,000	49,500
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(a),(e)		165,000	127,945
ILFC E-Capital Trust II, 6.538% (30 Year CMT + 1.80%), due 12/21/65, 144A (FRN) (TruPS)(a),(f)		110,000	73,600

			251,045

DIVERSIFIED FINANCIAL SERVICES—FOREIGN	0.5%
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(d),(e),(g),(h)		400,000	400,001

INVESTMENT BANKER/BROKER	1.6%
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(d),(e)		413,000	355,800
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(d),(e)		696,000	642,165
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(d),(e)		177,000	176,504

			1,174,469

TOTAL FINANCIAL			1,955,948

INSURANCE	6.5%
FINANCE	0.2%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(a),(e)		146,000	125,157

LIFE/HEALTH INSURANCE	2.0%
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52, 144A(a),(e)		190,000	189,274
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(d),(e)		110,000	106,962
Lincoln National Corp., 9.25% to 12/1/27, Series C(d),(e)		53,000	58,698
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(a)		100,000	110,250
MetLife, Inc., 9.25%, due 4/8/38, 144A(a)		300,000	362,659
MetLife, Inc., 10.75%, due 8/1/39		100,000	137,600
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(e)		115,000	107,436
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(e)		195,000	194,779
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(d),(e)		150,000	115,320
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(d),(e)		140,000	116,225

			1,499,203

LIFE/HEALTH INSURANCE—FOREIGN	0.8%
Aegon NV, 5.50% to 4/11/28, due 4/11/48 (Netherlands)(e)		200,000	191,036
Aegon NV, 5.625% to 4/15/29 (Netherlands)(d),(e),(g),(h)		200,000	207,104

		Principal Amount	Value
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(d),(e),(g),(h)		$200,000	$188,502

			586,642

MULTI-LINE	0.1%
Hartford Financial Services Group, Inc./The, 6.731% (3 Month US LIBOR + 2.125%), due 2/12/47, Series ICON, 144A (FRN)(a),(f)		100,000	85,775

MULTI-LINE—FOREIGN	0.7%
Allianz SE, 3.50% to 11/17/25, 144A (Germany)(a),(d),(e),(h)		200,000	174,920
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(d),(e)		100,000	105,179
AXA SA, 8.60%, due 12/15/30 (France)		60,000	74,082
CNP Assurances, 4.875% to 10/7/30 (France)(d),(e),(g),(h)		200,000	165,516

			519,697

PROPERTY CASUALTY	1.1%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(e)		500,000	497,138
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(e)		145,000	119,785
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(e)		130,000	116,657
Markel Corp., 6.00% to 6/1/25(d),(e)		55,000	54,931

			788,511

PROPERTY CASUALTY—FOREIGN	1.0%
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(e),(g)		200,000	166,674
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(d),(e)		400,000	395,000
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(e),(g)		200,000	159,375

			721,049

REINSURANCE	0.3%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(e)		55,000	46,829
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(a),(e)		242,000	208,671

			255,500

REINSURANCE—FOREIGN	0.3%
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (Switzerland)(a),(e)		200,000	194,116

TOTAL INSURANCE			4,775,650

		Principal Amount	Value
INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.5%
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(d),(e),(g)		$100,000	$107,098
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(e)		110,000	89,199
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(e),(g)		200,000	196,542

			392,839

OIL & GAS—FOREIGN	0.9%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(d),(e)		290,000	280,503
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(d),(e)		405,000	379,434

			659,937

PIPELINES	0.4%
Energy Transfer LP, 6.50% to 11/15/26, Series H(d),(e)		120,000	112,846
Energy Transfer LP, 7.125% to 5/15/30, Series G(d),(e)		200,000	183,200

			296,046

PIPELINES—FOREIGN	2.4%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(e)		315,000	298,869
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(e)		300,000	285,340
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(e)		80,000	76,204
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(e)		92,000	92,204
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(e)		198,000	204,394
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(e)		283,000	256,454
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(e)		122,000	109,342
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(e)		175,000	168,867
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(e)		270,000	263,196

			1,754,870

REAL ESTATE—RETAIL—FOREIGN	0.7%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(a),(e)		400,000	373,749

		Principal Amount	Value
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(a),(e)		$200,000	$176,217

			549,966

UTILITIES	1.7%
ELECTRIC	1.2%
Edison International, 5.00% to 12/15/26, Series B(d),(e)		185,000	164,944
Edison International, 5.375% to 3/15/26, Series A(d),(e)		203,000	190,146
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(e)		60,000	57,326
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(e)		160,000	140,295
Sempra Energy, 4.875% to 10/15/25(d),(e)		315,000	303,188

			855,899

ELECTRIC—FOREIGN	0.5%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(e)		335,000	283,487
Enel SpA, 6.625% to 4/16/31, Series EMTN (Italy)(d),(e),(g)		100,000	110,922

			394,409

TOTAL UTILITIES			1,250,308

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$29,531,042)			28,695,230

CORPORATE BONDS—BANKS—FOREIGN	0.3%
Intesa Sanpaolo SpA, 8.248% to 11/21/32, due 11/21/33, 144A (Italy)(a),(e)		200,000	219,018

TOTAL CORPORATE BONDS (Identified cost—$200,000)			219,018

		Shares
SHORT-TERM INVESTMENTS	1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 4.18%(i)		899,321	899,321

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$899,321)			899,321

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$72,190,838)	99.8%	$73,848,060
WRITTEN OPTION CONTRACTS (Premiums received—$57,120)	(0.1)	(60,970)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	197,258

NET ASSETS	100.0%	$73,984,348

Over-The-Counter Option Contracts

Written Options
Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount(j)	Premiums Received	Value
Call — Aena SME SA	Goldman Sachs International	EUR	142.038	3/17/23	(424)	$(63,381)	$(1,253)	$(985)
Call — Agnico Eagle Mines Ltd.	Goldman Sachs International	CAD	81.744	3/17/23	(2,055)	(116,052)	(1,974)	(1,652)
Call — American Tower Corp.	Goldman Sachs International		239.411	3/17/23	(1,360)	(303,810)	(4,398)	(4,018)
Call — Bunge Ltd.	Goldman Sachs International		105.595	3/17/23	(875)	(86,713)	(1,189)	(1,608)
Call — Canadian Pacific Railway Ltd.	Goldman Sachs International	CAD	108.50	3/17/23	(341)	(26,915)	(550)	(530)
Call — CenterPoint Energy, Inc.	Goldman Sachs International		30.634	3/17/23	(3,346)	(100,782)	(2,398)	(2,281)
Call — Consolidated Edison, Inc.	Goldman Sachs International		95.037	3/17/23	(775)	(73,865)	(1,717)	(2,010)

Over-The-Counter Option Contracts (Continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount(j)	Premiums Received	Value
Call — Constellation Energy	Goldman Sachs International		91.607	3/17/23	(313)	$(26,718)	$(394)	$(597)
Call — Crown Castle International Corp.	Goldman Sachs International		157.066	3/17/23	(1,043)	(154,479)	(2,347)	(1,485)
Call — CSX Corp.	Goldman Sachs International		33.489	3/17/23	(1,739)	(53,770)	(1,146)	(472)
Call — Digital Realty Trust, Inc.	Goldman Sachs International		117.894	3/17/23	(2,051)	(235,086)	(2,532)	(5,756)
Call — E.ON SE	Goldman Sachs International	EUR	10.217	3/17/23	(4,203)	(45,629)	(881)	(882)
Call — Equinix, Inc.	Goldman Sachs International		765.568	3/17/23	(37)	(27,311)	(383)	(639)
Call — Essex Property Trust, Inc.	Goldman Sachs International		231.994	3/17/23	(60)	(13,564)	(172)	(349)
Call — Exelon Corp.	Goldman Sachs International		43.242	3/17/23	(3,950)	(166,651)	(3,941)	(2,272)
Call — Healthpeak Properties, Inc.	Goldman Sachs International		28.316	3/17/23	(563)	(15,471)	(198)	(287)
Call — Hydro One Ltd.	Goldman Sachs International	CAD	37.42	3/17/23	(2,046)	(55,942)	(1,236)	(525)
Call — Invitation Homes, Inc.	Goldman Sachs International		34.459	3/17/23	(3,514)	(114,205)	(1,123)	(1,790)
Call — Life Storage, Inc.	Goldman Sachs International		113.03	3/17/23	(391)	(42,244)	(274)	(880)
Call — National Grid PLC	Goldman Sachs International	GBP	10.464	3/17/23	(15,517)	(196,084)	(4,751)	(3,490)
Call — Oneok, Inc.	Goldman Sachs International		72.22	3/17/23	(2,145)	(146,890)	(3,009)	(2,072)
Call — P G + E Corp.	Goldman Sachs International		16.766	3/17/23	(1,789)	(28,445)	(548)	(553)
Call — Pembina Pipeline Corp.	Goldman Sachs International	CAD	49.085	3/17/23	(4,924)	(174,711)	(3,639)	(1,023)

Over-The-Counter Option Contracts (Continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount(j)	Premiums Received	Value
Call — Prologis, Inc.	Goldman Sachs International		132.83	3/17/23	(1,937)	$(250,415)	$(2,473)	$(5,995)
Call — Public Storage	Goldman Sachs International		308.99	3/17/23	(304)	(92,519)	(1,021)	(2,338)
Call — Realty Income Corp.	Goldman Sachs International		68.823	3/17/23	(1,087)	(73,731)	(833)	(1,313)
Call — Segro PLC	Goldman Sachs International	GBP	8.67	3/17/23	(1,256)	(12,855)	(312)	(382)
Call — Sempra Energy	Goldman Sachs International		162.493	3/17/23	(1,299)	(208,269)	(4,389)	(5,753)
Call — Simon Property Group, Inc.	Goldman Sachs International		132.12	3/17/23	(976)	(125,377)	(1,724)	(2,617)
Call — Vinci SA	Goldman Sachs International	EUR	105.961	3/17/23	(1,953)	(220,049)	(4,381)	(3,954)
Call — Welltower, Inc.	Goldman Sachs International		80.113	3/17/23	(2,172)	(162,987)	(1,472)	(1,827)
Call — Williams Cos., Inc./The	Goldman Sachs International		32.611	3/17/23	(753)	(24,277)	(462)	(635)

					(65,198)	$(3,439,197)	$(57,120)	$(60,970)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	49,322	USD	36,410	2/2/23	$(659)
Brown Brothers Harriman	CAD	4,208	USD	3,147	2/2/23	(15)
Brown Brothers Harriman	EUR	1,182,244	USD	1,264,351	2/2/23	(20,926)
Brown Brothers Harriman	EUR	200,000	USD	210,938	2/2/23	(6,492)
Brown Brothers Harriman	EUR	100,000	USD	107,539	2/2/23	(1,176)
Brown Brothers Harriman	EUR	129,851	USD	141,016	2/2/23	(151)
Brown Brothers Harriman	EUR	190,137	USD	207,493	2/2/23	786
Brown Brothers Harriman	GBP	180,073	USD	216,781	2/2/23	(5,222)

Forward Foreign Currency Exchange Contracts (Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	USD	40,178	CAD	53,530	2/2/23	$54
Brown Brothers Harriman	USD	211,544	EUR	194,267	2/2/23	(347)
Brown Brothers Harriman	USD	1,746,957	EUR	1,607,965	2/2/23	1,142
Brown Brothers Harriman	USD	221,962	GBP	180,073	2/2/23	41
Brown Brothers Harriman	CAD	53,750	USD	40,347	3/2/23	(58)
Brown Brothers Harriman	EUR	1,607,555	USD	1,749,557	3/2/23	(1,269)
Brown Brothers Harriman	EUR	308,493	USD	335,873	3/2/23	(114)
Brown Brothers Harriman	GBP	186,583	USD	230,108	3/2/23	(62)

						$(34,468)

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares
(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $8,401,208 which represents 11.4% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non-income producing security.
(c)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)	Variable rate. Rate shown is in effect at January 31, 2023.

(g)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $4,887,378 which represents 6.6% of the net assets of the Fund, of which 0.2% are illiquid.

(h)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $9,628,977 or 13.0% of the net assets of the Fund.

(i)	Rate quoted represents the annualized seven-day yield.
(j)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Country Summary	% of Net Assets
United States	50.4
Canada	11.7
United Kingdom	6.9
France	6.1
Australia	4.6
Spain	3.1
Switzerland	2.7
Japan	1.9
Italy	1.7
Germany	1.7
Netherlands	1.6
Hong Kong	1.1
China	1.0
Mexico	0.7
Singapore	0.6
Sweden	0.5
Other (includes short-term investments)	3.7

100.0

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Closed-End Funds	$802,138	$—	$—	$802,138
Common Stock:
Airports—Foreign	327,570	602,373	—	929,943
Communications	2,642,440	1,198,207	—	3,840,647
Comsumer Staples—Foreign	—	256,911	—	256,911
Electric—Foreign	254,828	1,178,003	—	1,432,831
Energy	477,227	381,188	—	858,415
Infrastructure—Foreign	—	345,712	—	345,712
Marine Ports—Foreign	207,977	67,516	—	275,493
Materials	527,061	1,072,413	—	1,599,474
Railways—Foreign	125,104	453,264	—	578,368
Real Estate	8,484,384	4,405,079	—	12,889,463
Toll Roads—Foreign	—	1,686,944	—	1,686,944
Utilities	3,728,802	971,589	—	4,700,391
Other Industries	6,914,497	—	—	6,914,497
Exchange-Traded Funds	549,339	—	—	549,339
Master Limited Partnerships and Related Companies	119,248	—	—	119,248
Preferred Securities—$25 Par Value	6,254,677	—	—	6,254,677
Preferred Securities—Capital Securities	—	28,695,230	—	28,695,230
Corporate Bonds	—	219,018		219,018
Short-Term Investments	—	899,321	—	899,321

Total Investments in Securities(a)	$31,415,292	$42,432,768	$—	$73,848,060

Forward Foreign Currency Exchange Contracts	$—	$2,023	$—	$2,023

Total Derivative Assets(a)	$—	$2,023	$—	$2,023

Forward Foreign Currency Exchange Contracts	$—	$(36,491)	$—	$(36,491)
Written Option Contracts	—	(60,970)	—	(60,970)

Total Derivative Liabilities(a)	$—	$(97,461)	$—	$(97,461)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked-to-market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Interest Rate Swaption Contracts: The Fund may write or purchase interest rate swaptions, which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

At January 31, 2023, the Fund did not have any interest rate swaption contracts outstanding.

Binary Option Contracts: The Fund may write or purchase binary options, which are options in which the payout depends on whether the price of a particular asset will rise above or fall below a specified level. When the binary option expires, the buyer receives either a pre-determined amount of cash or nothing at all.

At January 31, 2023, the Fund did not have any binary option contracts outstanding.

The following summarizes the volume of the Fund’s option contracts and forward foreign currency exchange contracts activity for the three months ended January 31, 2023:

	Purchased Option Contracts(a)(b)	Written Option Contracts(a)(b)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$632,000	$3,350,117	$1,526,654

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents one month for purchased option contracts and three months for written option contracts.

(b)

Notional amount for swaption contracts represents the notional amount of the underlying swap contract. Notional amount for binary option contracts represents the nominal payout amount. Notional amount for all other option contracts is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.